Business Combination - Identifiable Assets Acquired and Liabilities Assumed (Parenthetical) (Detail) - Codensa S.A [Member] - Electrica De Cundinamarca S.A And Empresa De Energa De Cundinamarca S.A [Member]
$ in Thousands
Oct. 01, 2016 USD ($)
Disclosure Of Business Combinations [Line Items]
Trade and other receivables	$ 19,046
Recognition of contingent liability as of acquisition date for expected tax and legal contingencies fair value.	6,569
Gross Carrying Amount [Member]
Disclosure Of Business Combinations [Line Items]
Trade and other receivables	19,796
Trade and other receivables expected to be uncollectible	$ 434